TRADE AND OTHER RECEIVABLES (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	€ 19,149	€ 21,427
Prepaid expenses	3,271	2,279
Value added tax	1,323	1,193
Other receivables	1,877	772
Taxes and social securities	3,616	66
Trade and other current receivables	€ 29,236	€ 25,737